Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0000072903
Registrant Name	XCEL ENERGY INC
Registration File Number	333-278797
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES